Risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dollar
Assets:
Cash/Applications/Debt Instruments	R$ 348,797	R$ 54,380	R$ 4,839
Loans and advances to customers	4,505	3,818	3,485
Investments in Foreign Subsidiaries and Dependence	45,345	36,613	34,337
Derivatives	231,240	262,092	166,626
Others	23,619	46,200	25,273
Total	653,506	403,102	234,560
Liabilities:
Funding in foreign currency	390,418	32,962	32,255
Derivatives	262,396	277,358	183,277
Others	1,007	93,821	19,198
Total	653,821	404,140	234,730
Euro
Assets:
Cash/Applications/Debt Instruments	0	11,684	0
Loans and advances to customers	155	321	0
Investments in Foreign Subsidiaries and Dependence	3,390	3,010	2,662
Derivatives	18,163	45,317	24,173
Others	1,974	13,028	1,020
Total	23,682	73,361	27,855
Liabilities:
Funding in foreign currency	462	3,047	640
Derivatives	24,809	54,633	27,973
Others	0	15,975	0
Total	25,271	73,654	28,613
Others
Assets:
Cash/Applications/Debt Instruments	0	10,377	0
Loans and advances to customers	0	0	0
Investments in Foreign Subsidiaries and Dependence	0	0	0
Derivatives	2,490	9,640	11,241
Others	42	6,237	0
Total	2,532	26,254	11,241
Liabilities:
Funding in foreign currency	145	17	0
Derivatives	2,391	9,294	11,426
Others	0	17,068	104
Total	2,536	26,378	11,530
Total
Assets:
Cash/Applications/Debt Instruments	348,797	76,442	4,839
Loans and advances to customers	4,660	4,139	3,485
Investments in Foreign Subsidiaries and Dependence	48,735	39,623	36,999
Derivatives	251,893	317,049	202,040
Others	25,635	65,465	26,293
Total	679,720	502,717	273,656
Liabilities:
Funding in foreign currency	391,025	36,025	32,895
Derivatives	289,596	341,284	222,676
Others	1,007	126,864	19,302
Total	R$ 681,628	R$ 504,173	R$ 274,873